Form N-1A Cover	Aug. 31, 2023
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2023
Prospectus Date	Aug. 26, 2024
Neuberger Berman Japan Equity ETF
Prospectus [Line Items]
Trading Symbol	NBJP